ACQUISITION AND VARIABLE INTEREST ENTITY (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Business Combinations [Abstract]
Schedule of purchase price allocated

The purchase price allocated to assets acquired and liabilities assumed as of the acquisition was as follows:

Amounts

Cash and cash equivalents	$687,591
Notes receivable	67,441
Accounts receivable, net	2,926,786
Accounts receivable from related parties	46,603
Inventories, net	2,753,359
Advances to suppliers, net	165,819
Other receivables	61,900
Property, plant and equipment, net	7,832,750
Intangible assets, net	1,512,104
Deferred tax assets	54,632
Short-term bank loan	(2,622,683)
Accounts payable	(3,715,537)
Advance from customers	(23,654)
Due to related parties	(1,917,747)
Accrued expenses and other current liabilities	(150,517)
Subscription receivable	1,415,010
Noncontrolling interest	(441,961)
Total consideration	$8,651,896

Schedule of acquisition pro forma

Following unaudited pro forma combined statement of operations are based upon the historical financial statements of the Company and Fangguan Electronics for the year ended June 30, 2019 and are presented as if the acquisition had occurred at the beginning of the period.

	For the Year Ended June 30, 2019
	Fangguan Electronics	Ionix Technology	Pro Forma Adjustments	Pro Forma Combined

Revenues	$7,628,845	$12,348,492	$(1,586,656)	$18,390,681
Cost of revenues	6,522,437	10,153,217	(1,158,933)	15,516,721
Gross profit	1,106,408	2,195,275	(427,723)	2,873,960
Operating expenses	914,791	1,578,832	-	2,493,623
Income (loss) from operations	191,617	616,443	(427,723)	380,337
Other income (expense)	5,092	(69,371)	-	(64,279)
Income tax provision	29,609	150,025	-	179,634
Net income (loss)	$167,100	$397,047	$(427,723)	$136,424

Schedule of consolidated financial statements

The following financial statement amounts and balances of its VIE were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	Balance as of December 31, 2020	Balance as of June 30, 2020
Cash and cash equivalents	$855,616	$1,266,426
Notes receivable	35,320	125,798
Accounts receivable - non-related parties	3,189,072	3,069,629
Inventory	3,017,700	2,639,839
Advances to suppliers - non-related parties	625,484	530,670
Prepaid expenses and other current assets	81,424	58,103
Total Current Assets	7,804,616	7,690,465

Property, plant and equipment, net	6,996,421	6,568,874
Intangible assets, net	1,508,762	1,424,404
Deferred tax assets	47,778	20,743
Total Assets	$16,357,577	$15,704,486

Short-term bank loan	$1,681,906	$2,034,735
Accounts payable	2,455,750	2,637,792
Advance from customers	30,967	27,501
Due to related parties	1,981,879	1,407,145
Accrued expenses and other current liabilities	4,923	61,856
Total Current Liabilities	6,155,425	6,169,029
Total Liabilities	$6,155,425	$6,169,029

The following financial statement amounts and balances of its VIE were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	Balance as of June 30, 2020	Balance as of June 30, 2019

Cash and cash equivalents	$1,266,426	$361,849
Notes receivable	125,798	120,182
Accounts receivable - non-related parties	3,069,629	3,402,986
Inventory	2,639,839	2,916,515
Advances to suppliers - non-related parties	530,670	106,146
Prepaid expenses and other current assets	58,103	63,756
Total Current Assets	7,690,465	6,971,434

Property, plant and equipment, net	6,568,874	7,506,849
Intangible assets, net	1,424,404	1,496,399
Deferred tax assets	20,743	54,361
Total Assets	$15,704,486	$16,029,043

Short-term bank loan	$2,034,735	$2,618,296
Accounts payable	2,637,792	2,637,039
Advance from customers	27,501	32,372
Due to related parties	1,407,145	1,449,064
Accrued expenses and other current liabilities	61,856	148,287
Total Current Liabilities	6,169,029	6,885,058
Total Liabilities	$6,169,029	$6,885,058